Loans Payable (Details) - USD ($)		6 Months Ended
	Dec. 12, 2022	Jun. 30, 2026	Jun. 30, 2025
Loans Payable [Line Items]
Interest expense on loans			$ 4,129
Interest rate percentage	0.00%
Third Party [Member]
Loans Payable [Line Items]
Loan agreement borrowed amount	$ 200,000